Fees and commission income (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Fees and Commission Income

	2023	2022

Fee income from asset management	1,967	2,079

Commission income	21	23

Other fee and commission income	174	171

On December 31	2,163	2,272
Included in fees and commission income:

Fees on trust and fiduciary activities	220	248